ROPES & GRAY LLP 2099 Pennsylvania Avenue, N.W. WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

Nathan D. Briggs

(202) 626 3909

nathan.briggs@ropesgray.com

May 4, 2017

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	PIMCO Managed Accounts Trust (the “Trust”)

(File Nos.: 333-92415 and 811-09721)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Trust to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectus and Statement of Additional Information, each dated April 28, 2017, for all series of the Trust, do not differ from those contained in the Trust’s most recent amendment to its registration statement, which was filed electronically with the Commission on April 28, 2017 pursuant to Rule 485(b) under the Securities Act.

Please contact me at (202) 626-3909 with any questions or comments regarding this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Joshua D. Ratner

David C. Sullivan